Offsetting (Details) - Offsetting of Derivative Assets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Offsetting Assets [Line Items]
Gross Amounts of Recognized Assets	$ 0	$ 185,942
Gross Amounts Offset in the Statement of Financial Condition	0	(182,528)
Net Amounts of Assets Presented in the Statement of Financial Condition	0	3,414
Futures and Forward Contracts [Member]
Offsetting Assets [Line Items]
Gross Amounts of Recognized Assets	0	185,942
Gross Amounts Offset in the Statement of Financial Condition	0	(182,528)
Net Amounts of Assets Presented in the Statement of Financial Condition	$ 0	$ 3,414